Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 83,302	$ 88,777
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans	60	75
Unsecured bond issues	80,151	85,433
Unsecured other loans	48	31
Lease liabilities	1,858	1,830
Non-current interest-bearing loans and borrowings	82,117	87,369
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans	311	553
Unsecured bank loans	131	106
Unsecured bond issues	265	293
Unsecured other loans	9	9
Lease liabilities	469	447
Current interest-bearing loans and borrowings	$ 1,185	$ 1,408